FORECLOSED ASSETS HELD FOR SALE - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Real Estate [Abstract]
Real estate owned and other repossessed property, carrying value		$ 11,252,000	$ 17,040,000
Foreclosed allowances assets charged off	9,400,000
Net Expense		$ 1,500,000	$ 1,700,000	$ 1,900,000